Inventories, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Inventories, Net [Abstract]
Inventory write-down	¥ 12,801	$ 1,831	¥ 5,962	¥ 10,026